Net Loss Per Share	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE

15. NET LOSS PER SHARE

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the three-month period ended March 31, 2022 and 2021, respectively:

	March 31, 2022	March 31, 2021
Numerator:
Net loss	$(25,103)	(19,260)
Denominator:
Weighted average shares outstanding – basic and dilutive	$12,527,229	$11,872,698
Basic and diluted net loss per share	$(2.00)	$(1.62)

For the three-month period ended March 31, 2022 and 2021, the diluted earnings per share is equal to the basic earnings per share as the effect of potentially dilutive securities would have been antidilutive.

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive for the three-month period ended March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021
Stock options	5,039,511	4,926,154
Series C warrants	362,652	—
Common stock warrants	191,355	261,696
Preferred stock	19,248,537	19,132,387
Total	24,842,055	24,320,237